Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
A reconciliation of the Company’s cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of January 31, 2022 and 2021 is as follows:

	January 31,
(in thousands)	2022	2021
Cash and cash equivalents	$490,762	$71,183
Restricted cash, current	309	375
Restricted cash, non-current	5,743	4,982
Total cash, cash equivalents and restricted cash	$496,814	$76,540

Accounts Receivable, Allowance for Credit Loss	The change in the Company’s allowance for doubtful accounts is as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Balance, beginning of year	$1,215	$843	$5,300
Charges	45	823	649
Write-offs	(147)	(619)	(4,702)
Other	(82)	168	(404)
Balance, end of year	$1,031	$1,215	$843

Schedule of Property and Equipment	Depreciation is computed once an asset is placed in service using the straight-line method over the estimated useful life of the asset, which is as follows:

Estimated useful life (in years)
Computer equipment and purchased software	3
Office furniture, equipment and fixtures	5
Satellites	2.2 to 9
Ground stations and ground station equipment	3 to 10
Leasehold improvements	lesser of useful life or term of lease
Property and equipment, net consists of the following:

	January 31,
(in thousands)	2022	2021
Satellites*	$310,861	$302,577
Leasehold improvements	15,448	15,630
Ground stations and ground station equipment	12,685	12,560
Office furniture, equipment and fixtures	5,335	4,995
Computer equipment and purchased software	8,197	7,837
Total property and equipment, gross	352,526	343,599
Less: Accumulated depreciation	(219,246)	(183,744)
Total property and equipment, net	$133,280	$159,855
__________________
*Satellites include $13.7 million and $13.3 million of satellites in process and not placed into service as of January 31, 2022 and 2021, respectively.
Schedule of Finite-Lived Intangible Assets	Amortization is recorded over the estimated useful lives of the assets on a straight-line basis as follows:

Estimated useful life (in years)
Developed technology	5 to 9
Imagery library	3
Customer relationships	5 to 9
Trade names and other	3 to 7